Columbia Disciplined Growth Fund
First Quarter Report
October 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Disciplined Growth Fund, October 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 13.2%
Interactive Media & Services 12.1%
Alphabet, Inc., Class A	90,406	15,469,371
Meta Platforms, Inc., Class A	29,125	16,530,767
Pinterest, Inc., Class A(a)	131,714	4,187,188
Total		36,187,326
Media 1.1%
Trade Desk, Inc. (The), Class A(a)	27,352	3,287,984
Total Communication Services		39,475,310
Consumer Discretionary 13.7%
Automobiles 1.5%
Tesla, Inc.(a)	18,078	4,516,788
Broadline Retail 5.0%
Amazon.com, Inc.(a)	79,813	14,877,143
Diversified Consumer Services 0.9%
H&R Block, Inc.	48,000	2,867,040
Hotels, Restaurants & Leisure 1.5%
Booking Holdings, Inc.	979	4,578,049
Household Durables 2.5%
NVR, Inc.(a)	493	4,512,335
TopBuild Corp.(a)	8,521	3,011,151
Total		7,523,486
Specialty Retail 1.0%
Carvana Co.(a)	12,294	3,040,429
Textiles, Apparel & Luxury Goods 1.3%
Crocs, Inc.(a)	4,400	474,408
Deckers Outdoor Corp.(a)	20,532	3,303,394
Total		3,777,802
Total Consumer Discretionary		41,180,737
Consumer Staples 3.2%
Food Products 0.7%
Pilgrim’s Pride Corp.(a)	45,100	2,184,644
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 2.5%
Colgate-Palmolive Co.	25,648	2,403,474
Kimberly-Clark Corp.	36,607	4,911,927
Total		7,315,401
Total Consumer Staples		9,500,045
Energy 0.5%
Energy Equipment & Services 0.5%
Weatherford International PLC	19,312	1,525,648
Total Energy		1,525,648
Financials 6.1%
Capital Markets 1.5%
Morgan Stanley	28,795	3,347,419
XP, Inc., Class A	63,072	1,101,237
Total		4,448,656
Consumer Finance 0.1%
American Express Co.	1,650	445,632
Financial Services 2.0%
Equitable Holdings, Inc.	37,772	1,712,582
Fiserv, Inc.(a)	3,423	677,412
Visa, Inc., Class A	12,551	3,637,907
Total		6,027,901
Insurance 2.5%
Allstate Corp. (The)	2,700	503,604
Everest Group Ltd.	5,225	1,858,062
Marsh & McLennan Companies, Inc.	22,860	4,988,967
Total		7,350,633
Total Financials		18,272,822
Health Care 7.4%
Biotechnology 2.4%
AbbVie, Inc.	10,885	2,219,125
Amgen, Inc.	5,897	1,887,983
BioMarin Pharmaceutical, Inc.(a)	8,038	529,624
Regeneron Pharmaceuticals, Inc.(a)	761	637,870
Sarepta Therapeutics, Inc.(a)	2,486	313,236
Vertex Pharmaceuticals, Inc.(a)	3,369	1,603,577
Total		7,191,415

Columbia Disciplined Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Disciplined Growth Fund, October 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 0.3%
ResMed, Inc.	3,426	830,702
Health Care Providers & Services 0.7%
Cardinal Health, Inc.	11,569	1,255,468
Cencora, Inc.	3,600	821,088
Total		2,076,556
Life Sciences Tools & Services 0.7%
Fortrea Holdings, Inc.(a)	117,800	1,981,396
Pharmaceuticals 3.3%
Eli Lilly & Co.	5,330	4,422,515
Merck & Co., Inc.	54,522	5,578,691
Total		10,001,206
Total Health Care		22,081,275
Industrials 4.8%
Aerospace & Defense 0.2%
Lockheed Martin Corp.	975	532,399
Building Products 1.5%
Carlisle Companies, Inc.	10,945	4,621,307
Commercial Services & Supplies 1.5%
Cintas Corp.	21,568	4,438,910
Construction & Engineering 0.3%
EMCOR Group, Inc.	2,121	946,115
Electrical Equipment 0.2%
Generac Holdings, Inc.(a)	3,100	513,205
Ground Transportation 0.6%
Union Pacific Corp.	7,087	1,644,680
Industrial Conglomerates 0.3%
3M Co.	7,700	989,219
Machinery 0.2%
Caterpillar, Inc.	1,537	578,219
Total Industrials		14,264,054
Information Technology 48.2%
Communications Equipment 2.2%
Arista Networks, Inc.(a)	17,127	6,618,558
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 16.9%
Advanced Micro Devices, Inc.(a)	27,259	3,927,204
Broadcom, Inc.	48,967	8,313,128
Lam Research Corp.	27,750	2,063,212
Lattice Semiconductor Corp.(a)	45,878	2,324,179
MKS Instruments, Inc.	21,400	2,125,662
NVIDIA Corp.	193,150	25,642,594
QUALCOMM, Inc.	38,276	6,230,185
Total		50,626,164
Software 18.5%
Crowdstrike Holdings, Inc., Class A(a)	12,591	3,737,890
DocuSign, Inc.(a)	23,048	1,599,070
Dropbox, Inc., Class A(a)	188,250	4,866,263
Fortinet, Inc.(a)	67,046	5,273,838
Microsoft Corp.	64,086	26,041,346
Nutanix, Inc., Class A(a)	66,062	4,102,450
Salesforce, Inc.	21,486	6,260,376
ServiceNow, Inc.(a)	1,549	1,445,202
Zscaler, Inc.(a)	10,398	1,879,855
Total		55,206,290
Technology Hardware, Storage & Peripherals 10.6%
Apple, Inc.(b)	123,418	27,881,360
NetApp, Inc.	33,303	3,840,169
Total		31,721,529
Total Information Technology		144,172,541
Materials 0.9%
Paper & Forest Products 0.9%
Louisiana-Pacific Corp.	27,600	2,729,640
Total Materials		2,729,640
Real Estate 0.7%
Real Estate Management & Development 0.7%
Jones Lang LaSalle, Inc.(a)	7,600	2,059,296
Total Real Estate		2,059,296
Total Common Stocks (Cost $161,193,911)		295,261,368

Columbia Disciplined Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Disciplined Growth Fund, October 31, 2024 (Unaudited)
Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.040%(c),(d)	4,009,205	4,008,403
Total Money Market Funds (Cost $4,007,747)		4,008,403
Total Investments in Securities (Cost: $165,201,658)		299,269,771
Other Assets & Liabilities, Net		(117,127)
Net Assets		299,152,644
At October 31, 2024, securities and/or cash totaling $485,707 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	16	12/2024	USD	4,590,800	7,073	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2024.
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.040%
	4,994,090	4,470,218	(5,455,885)	(20)	4,008,403	46	53,419	4,009,205
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Disciplined Growth Fund  | 2024

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